UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     April 26, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $250,663 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     2847   501200 SH       SOLE                   501200
AMERICREDIT CORP               COM              03060R101    17611   573100 SH       SOLE                   573100
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    10626   856900 SH       SOLE                   856900
CAREER EDUCATION CORP          COM              141665109     6803   180300 SH       SOLE                   180300
CBS CORP NEW                   CL B             124857202     3687   153750 SH       SOLE                   153750
CNX GAS CORP                   COM              12618H309     3253   125100 SH       SOLE                   125100
CAPITALSOURCE INC              COM              14055X102     3654   146851 SH       SOLE                   146851
CARNIVAL CORP                  PAIRED CTF       143658300     5448   115000 SH       SOLE                   115000
ECC CAPITAL CORP               COM              26826M108     1491   981000 SH       SOLE                   981000
EXPEDIA INC DEL                COM              30212P105     9902   488500 SH       SOLE                   488500
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     6368   172800 SH       SOLE                   172800
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     6633   238500 SH       SOLE                   238500
HEALTHSPRING INC               COM              42224N101     3281   176300 SH       SOLE                   176300
HOMEBANC CORP GA               COM              43738R109     3459   393500 SH       SOLE                   393500
HOSPIRA INC                    COM              441060100     3216    81500 SH       SOLE                    81500
ISLE OF CAPRI CASINOS INC      COM              464592104     4250   127700 SH       SOLE                   127700
MAUI LD & PINEAPPLE INC        COM              577345101     6350   168200 SH       SOLE                   168200
MCGRAW HILL COS INC            COM              580645109    13656   237000 SH       SOLE                   237000
NVR INC                        COM              62944T105    16242    21980 SH       SOLE                    21980
NEW CENTURY FINANCIAL CORP M   COM              6435EV108     3797    82500 SH       SOLE                    82500
OLD DOMINION FGHT LINES INC    COM              679580100     4141   153650 SH       SOLE                   153650
PENN NATL GAMING INC           COM              707569109    31428   745100 SH       SOLE                   745100
PETROHAWK ENERGY CORP          COM              716495106    13051   952600 SH       SOLE                   952600
Quanta Capital Holding Ltd     COM              74763S209     6772  2257203 SH       SOLE                  2257203
REPUBLIC AWYS HLDGS INC        COM              760276105    23814  1608000 SH       SOLE                  1608000
ROSETTA RESOURCES INC          COM              777779307    11291   628700 SH       SOLE                   628700
SEABRIGHT INSURANCE HLDGS IN   COM              811656107    10699   614200 SH       SOLE                   614200
TEMPLE INLAND INC              COM              879868107    10928   245300 SH       SOLE                   245300
VIACOM INC NEW                 CL B             92553P201     5965   153750 SH       SOLE                   153750